Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 16,134	$ 10,329	$ 227,932
Accounts receivable, net	110,876	33,484	56,964
Other current assets	14,000	21,086	647
Total current assets	141,010	64,899	285,543
NON-CURRENT ASSETS:
Right-of-use lease asset	97,435	108,863
Property, plant and equipment, net	6,079	5,280	7,963
Other assets	28,000	3,000
Total non-current assets	131,514	117,143	7,963
Total assets	272,524	182,042	293,506
Current liabilities:
Accounts payable and accrued liabilities	88,475	112,671	175,702
Lease liability – Current	23,203	21,050
Notes payable	170,000
Line of credit	39,191	46,845
Total current liabilities	320,869	180,566	175,702
Non-current liabilities:
Lease liability	76,151	89,088
Government grant	445,400	445,400	445,300
Notes payable, net of discount $5,694		164,306
Total non-current liabilities	521,551	698,794	445,300
Total liabilities	842,420	879,360	621,002
Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 15,000,000 shares and 15,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively,	94,850	150,000	150,000
Subscription receivables	(25,000)
Additional paid-in capital	4,617,448	(142,702)	(143,318)
Accumulated deficit	(5,257,194)	(704,616)	(334,178)
Total stockholders’ deficit	(569,896)	(697,318)	(327,496)
Total liabilities and stockholders’ deficit	$ 272,524	$ 182,042	$ 293,506